UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-03931

                               Clipper Fund, Inc.
               (Exact name of registrant as specified in charter)

                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
               (Address of principal executive offices) (Zip code)

                                 James H. Gipson
                       9601 Wilshire Boulevard, Suite 800
                         Beverly Hills, California 90210
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-776-5033

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

Clipper Fund, Inc.
Quarterly Portfolio Holdings
September 30, 2005
(Unaudited)

COMMON STOCKS

                                                            Market
                                                             Value           %
   Shares                                                   Note 3        Note 1
-------------                                           --------------    ------
            Consumer Discretionary
              Media
  5,361,700     Time Warner Inc. ....................   $   97,100,387      1.6%
  7,850,400     Interpublic Group of Companies, Inc.*       91,378,656      1.4%
                                                        --------------     -----
            Total Consumer Discretionary ............      188,479,043      3.0%
                                                        --------------     -----
            Consumer Staples
              Beverages
  2,885,200     The Coca-Cola Company ...............      124,611,788      2.0%
                                                        --------------     -----
              Food Products
  3,836,700     Kraft Foods Inc. ....................      117,364,653      1.9%
                                                        --------------     -----
              Food & Staples Retailing
  5,801,100     Wal-Mart Stores Inc .................      254,204,202      4.1%
  5,495,800     The Kroger Co.* .....................      113,158,522      1.8%
  2,500,900     Safeway Inc. ........................       64,023,040      1.1%
                                                        --------------     -----
                                                           431,385,764      7.0%
                                                        --------------     -----
              Tobacco
  3,767,400     Altria Group Inc. ...................      277,695,054      4.5%
                                                        --------------     -----
            Total Consumer Staples ..................      951,057,259     15.4%
                                                        --------------     -----
            Energy
              Oil, Gas & Consumable Fuels
 16,273,800     El Paso Corporation .................      226,205,820      3.7%
                                                        --------------     -----
            Total Energy ............................      226,205,820      3.7%
                                                        --------------     -----
            Financials
              Capital Markets
  2,238,600     Merrill Lynch & Co., Inc. ...........      137,338,110      2.2%
                                                        --------------     -----
              Consumer Finance
  6,862,200     American Express Company ............      394,164,768      6.4%
                                                        --------------     -----
              Thrifts & Mortgage Finance
  8,863,400     Freddie Mac .........................      500,427,564      8.1%
  3,507,400     Fannie Mae ..........................      157,201,668      2.5%
                                                        --------------     -----
                                                           657,629,232     10.6%
                                                        --------------     -----

                                                               Market
                                                                Value        %
   Shares                                                      Note 3     Note 1
-------------                                             --------------  ------
              Insurance
 13,395,100     Marsh & McLennan Companies Inc. ........  $  407,077,089    6.6%
  2,384,960     Old Republic International
                  Corporation ..........................      63,606,883    1.0%
                                                          --------------   -----
                                                             470,683,972    7.6%
                                                          --------------   -----
            Total Financials ...........................   1,659,816,082   26.8%
                                                          --------------   -----
            Health Care
              Health Care Providers & Services
 14,584,500     Tenet Healthcare Corporation* ..........     163,783,935    2.6%
  2,011,600     HCA Inc ................................      96,395,872    1.6%
                                                          --------------   -----
                                                             260,179,807    4.2%
                                                          --------------   -----
              Pharmaceuticals
 12,911,300     Pfizer Inc. ............................     322,395,161    5.2%
  2,691,800     Wyeth ..................................     124,549,586    2.0%
  1,250,500     Johnson & Johnson ......................      79,131,640    1.3%
                                                          --------------   -----
                                                             526,076,387    8.5%
                                                          --------------   -----
            Total Health Care ..........................     786,256,194   12.7%
                                                          --------------   -----
            Industrials
              Commercial Services & Supplies
  1,756,700     Pitney Bowes Inc. ......................      73,324,658    1.2%
              Industrial Conglomerates
  7,728,400     Tyco International Ltd. ................     215,235,940    3.5%
                                                          --------------   -----
            Total Industrials ..........................     288,560,598    4.7%
                                                          --------------   -----
            Information Technology
              IT Services
 13,637,300     Electronic Data Systems ................     306,021,012    4.9%
                                                          --------------   -----
            Total Information Technology ...............     306,021,012    4.9%
                                                          --------------   -----
            TOTAL COMMON STOCK
              (Cost $3,854,613,161, Note 2) ............   4,406,396,008   71.2%
                                                          --------------   -----

SHORT TERM INVESTMENTS

                                                                    Market
                                                                     Value             %
  Par Value                                                         Note 3           Note 1
-------------                                                   --------------       ------
               US Treasury Bill
$ 856,235,000  (0.00%, 11/25/05) ...........................    $  852,088,254       13.8%
               US Treasury Bill
$ 233,745,000  (0.00%, 01/26/06) ...........................       231,087,086        3.7%
               US Treasury Bill
$ 229,130,000  (0.00%, 02/16/06) ...........................       225,964,340        3.7%
               US Treasury Bill
$ 187,404,000  (0.00%, 10/20/05) ...........................       187,136,387        3.0%
               State Street Bank & Trust Company
                Repurchase Agreements
$  77,085,000  Repurchase Agreement, dated 09/30/05 at 3.10%
                to be repurchased at $77,104,914 on 10/03/05
                collateralized by $77,600,000 FHLB 4.125%
                due 04/18/08 with a value of $78,627,424,
                Note 4 .....................................        77,085,000        1.2%
                                                                --------------      ------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $1,573,398,768, Note 2) ..............     1,573,361,067       25.4%
                                                                --------------      ------
Total Investment Portfolio (Cost $5,428,011,929, Note 2) ...     5,979,757,075       96.6%
Cash and Receivables less Liabilities ......................       208,971,210        3.4%
                                                                --------------      ------
TOTAL NET ASSETS ...........................................    $6,188,728,285      100.0%
                                                                ==============      ======

-----------------

Notes to Portfolio Investments:

1. All percentages are based on the total net assets of the Fund as of September 30, 2005.

2. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $849,915,738 and $298,164,554 respectively, resulting in a net unrealized appreciation of $551,748,183.

3. Security valuation - Investments in securities traded on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. If no bid price is quoted on such day, then the security is valued by such method as the Board of Directors of the Fund shall determine in good faith to reflect its fair value. Discounts and premiums are accreted and amortized over the life of the respective securities. Short term investments are stated at amortized cost, which approximates current market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith based upon guidelines established by the Board of Directors.

4. Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, and to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited. FHLB = Federal Home Loan Bank.

*    non-income producing security

Item 2: Controls and Procedures

(a) The principal executive and principal financial officers of Clipper Fund, Inc. (the "Fund") have evaluated the effectiveness of the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, and concluded that such controls and procedures are effective.

(b) There have been no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3: Exhibits

Attached as Exhibit 3 are the certifications of the principal executive and principal financial officers of the Fund required by Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  CLIPPER FUND, INC.

By (Signature and Title)*     /s/ James H. Gipson
                              James H. Gipson, President

Date                          November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ James H. Gipson
                              James H. Gipson, President

Date                          November 28, 2005


By (Signature and Title)*     /s/ Michael Kromm
                              Michael Kromm, Secretary & Treasurer

Date                          November 28, 2005